Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details)	Dec. 31, 2024
Software [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Intangible Assets, Estimated useful lives	2 years
Trademark [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Intangible Assets, Estimated useful lives	10 years